Form N-1A Cover	Nov. 03, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 03, 2026
Prospectus Date	Nov. 03, 2026